Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Narrative) (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 244,422	£ 222,683
Derivative financial liabilities	243,004	219,592
Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	5,701	5,066
Derivative financial liabilities	£ 4,799	£ 5,293